Document and Entity Information	Oct. 16, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001907108
Document Type	8-K
Document Period End Date	Oct. 16, 2025
Entity Registrant Name	Lexeo Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41855
Entity Tax Identification Number	85-4012572
Entity Address, Address Line One	345 Park Avenue South
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	547-9879
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	LXEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false